PROPERTY AND EQUIPMENT, NET (Details) ₽ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 RUB (₽)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 RUB (₽)	Dec. 31, 2018 RUB (₽)	Dec. 31, 2020 USD ($)
PROPERTY AND EQUIPMENT, NET
Finance lease right-of-use assets	₽ 3,858		₽ 1,680		$ 52.2
Total	129,169		98,967		1,748.5
Less: accumulated depreciation	(67,397)		(51,111)		(912.3)
Total property and equipment, net	61,772		47,856		836.2
Depreciation expenses related to property and equipment	13,862	$ 187.6	12,164	₽ 9,833
Servers and network equipment
PROPERTY AND EQUIPMENT, NET
Property and equipment, at cost	74,478		59,409		1,008.2
Land and buildings
PROPERTY AND EQUIPMENT, NET
Property and equipment, at cost	18,587		16,133		251.6
Infrastructure systems
PROPERTY AND EQUIPMENT, NET
Property and equipment, at cost	14,343		9,537		194.2
Office furniture and equipment
PROPERTY AND EQUIPMENT, NET
Property and equipment, at cost	5,847		4,843		79.1
Leasehold improvements
PROPERTY AND EQUIPMENT, NET
Property and equipment, at cost	3,087		1,980		41.8
Other equipment
PROPERTY AND EQUIPMENT, NET
Property and equipment, at cost	3,152		1,607		42.7
Assets not yet in use
PROPERTY AND EQUIPMENT, NET
Property and equipment, at cost	5,817		3,778		78.7
Leasehold improvements assets not yet in use
PROPERTY AND EQUIPMENT, NET
Property and equipment, at cost	₽ 85		₽ 98		$ 1.2